Other expenses (income)	6 Months Ended
Jun. 30, 2021
Disclosure of other operating income (expense) [Abstract]
Other expenses (income)	Other expenses (income)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Care and maintenance (1)	13	—	—
Government fiscal claims, cost of old tailings operations and other expenses	4	10	20
Pension and medical defined benefit provisions	3	3	8
Royalty received	(2)	(1)	(2)
Royalty receivables impaired	—	—	4
Retrenchment and related costs	1	—	—
Legal fees and project costs	—	3	9
Refund from insurance claim	—	(5)	(5)
Other indirect taxes	7	18	23
	26	28	57

(1) Obuasi mine was placed in care and maintenance following a fall of ground incident on 18 May 2021.